Income Taxes - Narrative (Details) - USD ($) shares in Millions	3 Months Ended								8 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 03, 2017
Tax Credit Carryforward [Line Items]
Net loss	$ (47,238,000)	$ (39,769,000)	$ (38,870,000)	$ (38,439,000)	$ (35,694,000)	$ (21,985,000)	$ (18,108,000)	$ (17,325,000)	$ (114,374,000)	$ (164,316,000)	$ (93,112,000)	$ (36,780,000)
Income tax expense										0	0	0
Net operating loss carryforwards	15,400,000								15,400,000	15,400,000
Deferred tax assets, valuation allowance	16,612,000				0				16,612,000	16,612,000	0
Decrease to deferred tax assets, Tax Cuts And Jobs Act Of 2017										9,300,000
Deferred tax liability, unrecorded, Tax Receivable Agreement	10,900,000								10,900,000	10,900,000
Decrease to deferred tax assets, valuation allowance, Tax Cuts And Jobs Act Of 2017										8,900,000
Uncertain tax positions	0				$ 0				0	0	$ 0	$ 0
Carvana Group
Tax Credit Carryforward [Line Items]
Deferred tax assets, basis difference in acquired units	20,000,000								20,000,000	20,000,000
Carvana Group | Class A Common Units
Tax Credit Carryforward [Line Items]
Deferred tax assets, basis difference in acquired units	$ 500,000								$ 500,000	500,000
Investment owned, balance (in shares)													18.8
Deferred tax assets, unrecorded										$ 43,100,000
Exchange Agreement
Tax Credit Carryforward [Line Items]
Conversion of stock, converted (in shares)										3.3